Strategic investments (Details and activity of the HPQ warrants) (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance	9,594,600
Addition	6,800,000
Exercised	0
Number of warrants, outstanding, ending balance	16,394,600
April 29, 2023
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance	1,200,000
Addition	0
Exercised	0
Number of warrants, outstanding, ending balance	1,200,000
Exercise price ($) | $ / shares	$ 0.10
June 2, 2023
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance	4,394,600
Addition	0
Exercised	0
Number of warrants, outstanding, ending balance	4,394,600
Exercise price ($) | $ / shares	$ 0.10
September 3, 2023
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance	4,000,000
Addition	0
Exercised	0
Number of warrants, outstanding, ending balance	4,000,000
Exercise price ($) | $ / shares	$ 0.61
August 20, 2024
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance	0
Addition	6,800,000
Exercised	0
Number of warrants, outstanding, ending balance	6,800,000
Exercise price ($) | $ / shares	$ 0.60